Organization	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Organization
Organization

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust on January 31, 2011. The Company intends to file a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed initial public offering (the "Offering") of its common shares of beneficial interest. The Company intends to contribute proceeds from the Offering to RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for partnership interests. The Operating Partnership will hold substantially all of the Company's assets and conduct substantially all of its business. The Company is self-advised and self-administered and was organized to invest primarily in premium-branded, focused-service and compact full-service hotels. The Company intends to elect and qualify to be taxed as a real estate investment trust ("REIT"), for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        The Company has no assets other than cash and has not yet commenced operations.

        Upon completion of the Offering and related formation transactions, the Company will succeed to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"). RLJ Development, Fund II and Fund III are entities under common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the Offering and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III will receive common shares and will be equity owners of the Company.

1. Organization

        RLJ Lodging Trust (the "Company") was formed as a Maryland real estate investment trust ("REIT") on January 31, 2011. The Company is a self-advised and self-administered REIT that invests primarily in premium-branded, focused-service and compact full-service hotels. The Company completed the initial public offering of its common shares of beneficial interest (the "IPO") on May 16, 2011. The IPO resulted in the sale of 27,500,000 common shares at a price per share of $18.00 and generated gross proceeds of $495.0 million. The aggregate proceeds to the Company, net of underwriters' discounts in connection with the IPO, were approximately $464.1 million. On June 3, 2011, the Company issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the underwriters' overallotment option (the "Overallotment"), generating gross proceeds of approximately $73.7 million. The Company received aggregate proceeds, net of underwriters' discounts, in connection with the Overallotment of approximately $69.1 million. Subsequent to the IPO, the Company contributed the net proceeds from the IPO, including proceeds received from the Overallotment, to the Company's operating partnership, RLJ Lodging Trust, L.P. (the "Operating Partnership"), which was formed as a Delaware limited partnership on January 31, 2011, in exchange for units of limited partnership interest in the Operating Partnership ("OP Units"). The Operating Partnership holds substantially all of the Company's assets and conducts substantially all of its business. Upon completion of the IPO, the Company owned approximately 99.1% of the aggregate OP units. The Company intends to elect and qualify to be taxed as a REIT, for U.S. federal income tax purposes, commencing with the portion of its taxable year ending December 31, 2011.

        Upon completion of the IPO and related formation transactions, the Company succeeded to the operations and hotel investment and ownership platform of RLJ Development, LLC ("RLJ Development"), and the lodging assets of RLJ Lodging Fund II, L.P. (and its parallel fund) ("Fund II") and RLJ Real Estate Fund III, L.P. (and its parallel fund) ("Fund III"), which collectively comprise the Company's predecessor (the "RLJ Predecessor"). Accordingly, the RLJ Predecessor was not a separate legal entity. RLJ Development, Fund II and Fund III were entities under the common control of Robert L. Johnson, the Company's Executive Chairman, and were formed for the purpose of acquiring and operating hotel properties. Upon completion of the IPO and formation transactions, all of the existing investors in RLJ Development, Fund II and Fund III received common shares or OP units, as applicable, as consideration for their respective interests in RLJ Development, Fund II and Fund III, and as a result became equity owners of the Company and/or the Operating Partnership, as applicable. The formation transactions, including the consideration received by the owners of RLJ Development, Fund II and Fund III, are described in greater detail in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the Securities and Exchange Commission (the "SEC").

        Due to the timing of the IPO and the formation transactions, the Company's financial condition as of December 31, 2010 and results of operations for the three and nine months ended September 30, 2010 reflect the financial condition and results of operations of the RLJ Predecessor. The Company's results of operations for the nine months ended September 30, 2011 reflect the financial condition and results of operations of the RLJ Predecessor together with the Company, while the financial condition as of September 30, 2011 reflects solely the Company.

        Substantially all of the Company's assets are held by, and all of its operations are conducted through, the Operating Partnership. The Company is the sole general partner of the Operating Partnership. The Company owned, through a combination of direct and indirect interests, 99.2% of the OP units at September 30, 2011. See Note 9 for additional disclosures on OP units.

        As of September 30, 2011, the Company owned interests in 140 hotels with 20,488 rooms located in 19 states and the District of Columbia. The Company owned interests in land parcels located adjacent to certain hotels. The Company, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans secured by hotels. The Company, through wholly-owned subsidiaries, owned a 100% interest in all of its assets, with the exception of the Doubletree Metropolitan Hotel New York City, in which the Company, through wholly-owned subsidiaries, owned a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. An independent hotel operator manages each hotel.

1. Organization

        RLJ Lodging Fund II ("RLJ Fund II") comprises RLJ Lodging Fund II, L.P. (the "Initial Fund II") and RLJ Lodging Fund II (P.F. #1), L.P. (the "Parallel Fund II"), which were formed in the state of Delaware on February 17, 2006 and April 5, 2006, respectively. The general partner of RLJ Fund II is RLJ Capital Partners II, LLC (the "Fund II General Partner"), a Delaware limited liability company. RLJ Fund II will continue until September 15, 2014 unless sooner dissolved pursuant to the terms of the RLJ Fund II limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund II General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Real Estate Fund III ("RLJ Fund III") comprises RLJ Real Estate Fund III, L.P. (the "Initial Fund III") and RLJ Real Estate Fund III (P.F. #1), L.P. (the "Parallel Fund III"), which were formed in the state of Delaware on June 18, 2007 and July 19, 2007, respectively. The general partner of RLJ Fund III is RLJ Capital Partners III, LLC (the "Fund III General Partner"), a Delaware limited liability company. RLJ Fund III will continue until January 14, 2016 unless sooner dissolved pursuant to the terms of the RLJ Fund III limited partnership agreements or by operation of law. The terms of the partnerships may be extended for up to two additional one-year periods by the Fund III General Partner with the consent of a majority of the limited partner Advisory Board in order to permit the orderly dissolution of the fund.

        RLJ Development, LLC ("RLJ Development" and together with RLJ Fund II and RLJ Fund III, the "RLJ Predecessor" or the "Company") was formed in December 2000. RLJ Development is owned by its senior executives. The business and purpose of RLJ Development is to own, hold, manage and sell ownership interests in limited service hotel properties and engage in other real estate development activities.

        RLJ Fund II was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service hotels and full-service hotels located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund II was organized to operate identically to the Initial Fund II, sharing ratably in all investments. The Initial Fund II and the Parallel Fund II are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Lodging II Master, LLC (the "Fund II Master Company").

        RLJ Fund III was formed to acquire, own, hold for investment and ultimately dispose of upscale, focused or limited-service hotels, compact full-service and full-service hotels, and a limited number of mixed-use properties with a lodging component and other commercial and residential properties located in or serving dense urban or suburban markets in the United States and Canada. The Parallel Fund III was organized to operate identically to the Initial Fund III, sharing ratably in all investments. The Initial Fund III and the Parallel Fund III are separate companies that do not have ownership interest in each other; however, through their respective wholly-owned subsidiaries, they jointly own a 100% interest in RLJ Real Estate III Master, LLC (the "Fund III Master Company").

        The Initial Fund II owns a 100% interest in RLJ Lodging II REIT, LLC (the "Fund II Initial REIT"). The Fund II Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Parallel Fund II owns a 100% interest in RLJ Lodging II REIT (PF#1), LLC (the "Fund II Parallel REIT"). The Fund II Parallel REIT is a REIT as defined in the Code. The Fund II Initial REIT and the Fund II Parallel REIT are collectively referred to as the "Fund II Investment REITs."

        Each investment made by RLJ Fund II is made through the Fund II Investment REITs. The Fund II Investment REITs make investments through the Master Company, which was organized in the state of Delaware on April 5, 2006. The Fund II Initial REIT and the Fund II Parallel REIT each own a percentage of the Fund II Master Company in proportion to the capital contributions made to the Fund II Initial Fund and the Fund II Parallel Fund, respectively. Together, the Fund II Investment REITs own a 100% interest in the Fund II Master Company. Substantially all of RLJ Fund II's and the Fund II Investment REITs' assets are held by, and all of their operations are conducted through, the Fund II Master Company or a wholly-owned subsidiary of the Fund II Master Company.

        The Initial Fund III owns a 100% interest in RLJ Real Estate III REIT, LLC (the "Fund III Initial REIT"). The Fund III Initial REIT is a real estate investment trust ("REIT") as defined in the Internal Revenue Code (the "Code"). The Fund III Parallel Fund owns a 100% interest in RLJ Real Estate III REIT (PF#1), LLC (the "Fund III Parallel REIT"). The Fund III Parallel REIT is a REIT as defined in the Code. The Fund III Initial REIT and the Fund III Parallel REIT are collectively referred to as the "Fund III Investment REITs."

        Each investment made by RLJ Fund III is made through the Fund III Investment REITs. The Fund III Investment REITs make investments through the Fund III Master Company, which was organized in the state of Delaware on July 27, 2007. The Fund III Initial REIT and the Fund III Parallel REIT each own a percentage of the Fund III Master Company in proportion to the capital contributions made to the Fund III Initial Fund and the Fund III Parallel Fund, respectively. Together, the Fund III Investment REITs own a 100% interest in the Fund III Master Company. Substantially all of RLJ Fund III's and the Fund III Investment REITs' assets are held by, and all of their operations are conducted through, the Fund III Master Company or a wholly-owned subsidiary of the Fund III Master Company.

        RLJ Fund II had no operations prior to June 8, 2006, at which time the Second Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. and the Amended and Restated Limited Partnership Agreement of RLJ Lodging Fund II, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund II LP Agreements." From June 15, 2006 through September 15, 2006, the Initial Fund II completed six closings, admitting limited partners to the partnership, with the final closing on September 15, 2006. On January 15, 2007, the limited partnership agreements for both the Initial Fund II and the Parallel Fund II were amended and restated. Effective that date, the Initial Fund II is operating under the Third Amended and Restated Limited Partnership Agreement and the Parallel Fund II is operating under the Second Amended and Restated Limited Partnership Agreement.

        RLJ Fund III had no operations prior to July 12, 2007, at which time the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. became effective. On August 14, 2007, the Amended and Restated Limited Partnership Agreement of RLJ Real Estate Fund III, L.P. (P.F. #1) became effective. Collectively, both agreements are referred to as the "Fund III LP Agreements." On April 3, 2009, the Fund III LP Agreements were amended and restated and now operate under the Second Amended and Restated Limited Partnership Agreement. From August 28, 2007 through January 14, 2008, the Initial Fund III completed five closings, admitting limited partners to the partnership, with the final closing on January 14, 2008.

        As of December 31, 2010, RLJ Fund II owned interests in 110 hotels with 14,713 rooms located in California, Colorado, Connecticut, Florida, Illinois, Indiana, Kentucky, Michigan, Nevada, New York, Tennessee, Texas, and Utah. Additionally, as of December 31, 2010, RLJ Fund II owned interests in land parcels located adjacent to certain hotels located in Illinois, Michigan and Texas. RLJ Fund II, through wholly-owned subsidiaries, owned a 100% interest in all of its assets. All of the assets are leased to the Fund II Master Company's taxable REIT subsidiary, RLJ Lodging II REIT Sub, Inc. (the "Fund II REIT Sub"), or a wholly-owned subsidiary of the Fund II REIT Sub. Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund II REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Fund III owned interests in 22 hotels with 4,351 rooms located in California, Colorado, Florida, Louisiana, Maryland, New York, Texas and the District of Columbia. As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, also owned a 100% interest in two mortgage loans collateralized by hotels located in Georgia and Texas. Additionally, as of December 31, 2010, RLJ Fund III owned an interest in a land parcel located adjacent to a hotel in Texas. RLJ Fund III, through wholly-owned subsidiaries, owned a 100% interest in all of the assets, with the exception of the Doubletree Metropolitan Hotel New York City. RLJ Fund III, through wholly-owned subsidiaries, owns a 95% interest in a joint venture, DBT Met Hotel Venture, LP, which was formed to engage in hotel operations related to the Doubletree Metropolitan hotel. The Fund III Master Company owns a 100% interest in the general partner of the limited partnership, DBT Met Venture GP, LLC, formed on December 8, 2010.

        All of RLJ Fund III's assets, with the exception of the Doubletree Metropolitan Hotel New York City, are leased to the Fund III Master Company's taxable REIT subsidiary, RLJ Real Estate III REIT Sub, Inc. (the "Fund III REIT Sub"), or a wholly-owned subsidiary of the Fund III REIT Sub. The Doubletree Metropolitan Manhattan hotel is leased to the DBT Met Venture's taxable REIT subsidiary, RLJ III—DBT Metropolitan Manhattan Lessee, LLC (the "Met REIT Sub"). Each asset is leased under a participating lease that provides for rental payments equal to the greater of (i) a base rent or (ii) a percentage rent based on hotel revenues. Lease revenue from the Fund III REIT Sub and its wholly-owned subsidiaries is eliminated in consolidation. An independent hotel operator manages each hotel.

        As of December 31, 2010, RLJ Development owned no hotel properties and primarily only had assets and liabilities associated with owned furniture, fixtures and equipment, leases and its employees.